Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	MXN ($)		USD ($) [2]	Capital stock [member] MXN ($)	Additional paid-in capital [member] MXN ($)	Retained earnings [member] MXN ($)	Fair value in equity financial instrument [member] MXN ($)	Valuation of the effective portion of derivative financial instrument [member] MXN ($)	Exchange differences on the translation of foreign operations and equity accounted investees [member] MXN ($)	Remeasurements of the net defined benefit liability [member] MXN ($)	Total controlling interest [member] MXN ($)	Non-controlling interest [member] MXN ($)
Beginning Balance at Dec. 31, 2015	$ 241,856			$ 3,348	$ 25,807	$ 156,532		$ 606	$ (2,688)	$ (2,081)	$ 181,524	$ 60,332
Consolidated net income	27,175					21,140					21,140	6,035
Other comprehensive income (loss), net	27,653							2,057	17,241	(1,108)	18,190	9,463
Total other comprehensive income (loss)	54,828					21,140		2,057	17,241	(1,108)	39,330	15,498
Dividends declared and paid	(12,045)					(8,355)					(8,355)	(3,690)
Issuance (purchase) of share-based compensation plans	(65)				(74)						(74)	9
Other equity instruments from acquisition of Vonpar	(485)											(485)
Other acquisitions and remeasurements	1,710											1,710
Contribution from non-controlling interest	892											892
Other movements in equity accounted investees, net of tax	(521)					(521)					(521)
Ending Balance at Dec. 31, 2016	286,170			3,348	25,733	168,796		2,663	14,553	(3,189)	211,904	74,266
Consolidated net income	37,206	[1]				42,408					42,408	(5,202)
Other comprehensive income (loss), net	10,833							(47)	3,607	33	3,593	7,240
Total other comprehensive income (loss)	48,039					42,408		(47)	3,607	33	46,001	2,038
Dividends declared and paid	(12,258)					(8,636)					(8,636)	(3,622)
Issuance (purchase) of share-based compensation plans	(39)				(89)						(89)	50
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA	4,082				1,164			2	47	2	1,215	2,867
Acquisitions of non-controlling interest	(322)											(322)
Contribution from non-controlling interest	272											272
Recognition of non-controlling interest upon consolidation of CCFPI	11,072											11,072
Recycling from net defined benefit liability on partial disposal of equity accounted investees						(596)				596
Other movements in equity accounted investees, net of tax	(104)					(104)					(104)
Ending Balance (Accounting standard adoption effects [member]) at Dec. 31, 2017	(379)					(229)					(229)	(150)
Ending Balance (IAS 29 [member]) at Dec. 31, 2017	2,687					1,269					1,269	1,418
Ending Balance (Adjusted balance [member]) at Dec. 31, 2017	339,220			3,348	26,808	202,908		2,618	18,207	(2,558)	251,331	87,889
Ending Balance at Dec. 31, 2017	336,912			3,348	26,808	201,868		2,618	18,207	(2,558)	250,291	86,621
Consolidated net income	33,079		$ 1,684			23,990					23,990	9,089
Other comprehensive income (loss), net	(13,293)		(677)				$ (491)	(727)	(8,988)	992	(9,214)	(4,079)
Total other comprehensive income (loss)	19,786		1,007			23,990	(491)	(727)	(8,988)	992	14,776	5,010
Dividends declared and paid	(12,933)					(9,220)					(9,220)	(3,713)
Issuance (purchase) of share-based compensation plans	73				42						42	31
Contribution from non-controlling interest	412											412
Derecognition upon disposal of controlling interest in Philippines	(11,140)											(11,140)
Other movements in equity accounted investees, net of tax	124					124					124
Ending Balance at Dec. 31, 2018	$ 335,542		$ 17,089	$ 3,348	$ 26,850	$ 217,802	$ (491)	$ 1,891	$ 9,219	$ (1,566)	$ 257,053	$ 78,489

[1]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1
[2]	Convenience translation to U.S. dollars ($) - See Note 2.2.3